PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Obligation under the Labor Law (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined benefit plans	Rp 1,449	Rp 1,176	Rp 1,600
Amount recognised in other comprehensive income before tax adjustment	(4,455)	(2,520)	5,418
Obligation under the Labor Law
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	777	690
Post-employment benefit expense, defined benefit plans	258	136	113
Amount recognised in other comprehensive income before tax adjustment	Rp 125	Rp (107)	Rp 14